Other Payables and Accruals	6 Months Ended
Jun. 30, 2022
Other Payables and Accruals
Other Payables and Accruals

12. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	December 31,	June 30,
	2021	2022
Unearned revenue	69,768	72,901
Accrued off-hire	2,461	3,231
Accrued purchases	10,169	6,743
Accrued interest	26,186	33,790
Other accruals	44,917	33,120
Total	153,501	149,785